CASH AT BANK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH AT BANK (Tables)
Schedule of cash in bank
	June 30, 2021	December 31, 2020
Bank Deposits-China	$2,534,231	$4,593,943
Bank Deposits-Singapore	676,233	46,660
	$3,210,464	$4,640,603

	December 31, 2020	December 31, 2019
Bank Deposits-China	$4,593,943	5,000,014
Bank Deposits-Singapore	46,660	1,591,114
	4,640,603	6,591,128